UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                     Washington, D. C.  20549

                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	        Merriman, LLC
Address:	800 Fifth Avenue, Suite 2900
		Seattle, Washington 98104

13F File Number: 028-12528

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:

Name:	Stephanie Brown
Title:	Chief Compliance Officer
Phone:	206-285-8877
Signature, Place and Date of Signing:

	Stephanie Brown     Seattle, Washington	   August 13, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of Other Mangers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934.

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:	34
Form 13F Information Table Value Total:	$93156

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AdvisorShares Trim Tabs Float  ETF	  	00768Y818      701   21100 SH       SOLE                21100                 0
DB-X 2020 FUNDS TARGET DATE    ETF		233052208      242   11249 SH       SOLE		11249		      0
DB-X 2030 FUNDS TARGET DATE    ETF		233052307      290   13976 SH       SOLE		13976		      0
First Trust Morningstar Divid  ETF        	336917109    11854  633554 SH       SOLE                    0            633554
iShares Cohen & Steer Realty   ETF        	464287564     1630   20725 SH       SOLE                    0             20725
iShares Dow Jones US Real Est  ETF        	464287739     6460  101038 SH       SOLE                 8900             92138
iShares Dow Jones Utilities    ETF        	464287697     3073   34130 SH       SOLE                    0             34130
iShares iBoxx High Yield Corp  ETF        	464288513     1433   15698 SH       SOLE                    0             15698
iShares JPMorgan USD Emerging  ETF        	464288281     2086   18183 SH       SOLE                 5600         	  12583
iShares Lehman 7-10 Treasury   ETF        	464287440    10115   93717 SH       SOLE                    0             93717
iShares Lehman TIPS Bond       ETF        	464287176    11063   92424 SH       SOLE                    0             92424
iShares Lehman US Aggregate    ETF        	464287226    10411   93536 SH       SOLE                    0             93536
iShares MSCI Thailand          ETF        	464286624     1276   18471 SH       SOLE                    0             18471
iShares MSCI Turkey            ETF        	464286715      262    5000 SH       SOLE                 5000                 0
iShares S&P Midcap 400         ETF        	464287606      349    3300 SH       SOLE                 3300                 0
iShares S&P Midcap 400 Value   ETF        	464287705     1561   19121 SH       SOLE                    0             19121
iShares S&P Small Cap 600      ETF        	464287879     1479   19902 SH       SOLE                    0             19902
JP Morgan Alerian MLP Index    ETN        	46625H365      341    8800 SH       SOLE                 8800                 0
Market Vectors Gold Miners     ETF        	57060U100      278    6200 SH       SOLE                 6200                 0
Nuveen BAB Opportunity Fund    ETF        	67074Q102     1293   59907 SH       SOLE                56407          	   3500
Nuveen Build America Bond      ETF       	67074C103      919   43444 SH       SOLE                41444              2000
Pimco Build America Bond       ETF       	72201R825      490    8714 SH       SOLE                 8714                 0
Powershares Build America Bond ETF        	73935X286      459   15441 SH       SOLE                12120          	   3321
Powershares Buyback Achievers  ETF        	73935X286     1676   58950 SH       SOLE                58950                 0
PowerShares High Yield Divid   ETF        	73935X302    11883 1266865 SH       SOLE                    0           1266865
ProShares Ultrashort 7-10 Yr   ETF        	74347R313     1324   46871 SH       SOLE                46871                 0
ProShares UltraShort 20 Year   ETF        	74347R297     1332   84100 SH       SOLE                84100                 0
Rydex Midcap 400 Growth        ETF        	78355W601     1513   17943 SH       SOLE                    0             17943
SPDR DJ Intl Real Estate       ETF        	78463X863      331    9000 SH       SOLE                 9000                 0
SPDR Nuveen Barclays Build     ETF        	78464A276     2941   48998 SH       SOLE                48998                 0
SPDR S&P Homebuilders          ETF        	78464A888      342   16000 SH       SOLE                16000                 0
Streetracks Gold Trust         ETF        	863307104      809    5212 SH       SOLE                 5200                12
Vanguard High Dividend Yield   ETF        	921946406     1427   29663 SH       SOLE                    0             29663
Vanguard Small Cap Growth      ETF        	922908595     1513   18056 SH       SOLE                    0             18056